Interim Financial Data (Notes)	6 Months Ended
Jun. 30, 2014
Interim Financial Data [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
INTERIM FINANCIAL DATA

The unaudited condensed interim financial statements of Knightsbridge Shipping Limited (or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's financial statements, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying unaudited condensed interim financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2013, filed with the Securities and Exchange Commission on March 6, 2014. The results of operations for the interim period ended June 30, 2014 are not necessarily indicative of the results for the entire year ending December 31, 2014.

In April 2014, the Company acquired five special purpose companies ("SPCs") from Frontline 2012 Ltd ("Frontline 2012"), each owning a fuel efficient 180,000 dwt Capesize dry bulk newbuilding and one 2013-built Capesize dry bulk carrier from Karpasia Shipping Inc ("Karpasia"). This transaction has been accounted for as a purchase of assets. Two of the five Capesize newbuildings were delivered to the Company in May 2014 and the remaining three were delivered in June, July and September 2014. The 2013-built Capesize dry bulk carrier was delivered to the Company in April 2014.

In April 2014, the Company agreed to acquire 25 SPCs from Frontline 2012, each owning a fuel efficient Capesize dry bulk newbuilding. In September 2014, the Company acquired 13 of these SPCs and one of the Capesize newbuildings has since been delivered to the Company. The Company expects to account for this transaction as a purchase of assets. The Company has agreed to acquire the remaining 12 SPCs in March 2015.

In October 2014, the Company changed its name to Knightsbridge Shipping Limited.

In October 2014, two of the dry bulk carrier newbuildings purchased from Frontline 2012 in September 2014 were delivered from the yard and commenced trading in the spot market.

As of October 30, 2014, the Company owns thirteen Capesize dry bulk carriers of which three are on index-related time charters and ten are operating in the spot market. The Company also has contracts for 14 Capesize newbuildings (including 10 purchased from Frontline 2012 in September 2014) and has agreed to purchase 12 additional Capesize newbuildings from Frontline 2012 in March 2015.